NOTES PAYABLE AND LINE OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes Payable And Line Of Credit
NOTES PAYABLE AND LINE OF CREDIT

Notes payable consist of the following:

($ in thousands)	March 31,	December 31,
	2013	2012
Notes payable to related parties:
7% convertible promissory notes. Face value of notes $65 at March 31, 2013 and December 31, 2012. Discount on notes is $0 at March 31, 2013 and December 31, 2012. In January 2013, the Company received an extension to June 30, 2014. Notes callable at any time at option of holder.	$65	$65
Total notes payable to related parties	$65	$65

Total notes payable	65	65
Less current portion	(65)	(65)
Long-term notes payable	$-	$-

7% Convertible Promissory Notes to Related Parties

On November 14, 2008, the Company entered into a series of convertible promissory notes (the "Related-Party Convertible Notes"), in the principal aggregate amount of $110,000, with certain officers and members of the Company’s Board of Directors. The Related-Party Convertible Notes bear interest at 7.0% per annum and were due February 14, 2009. The principal amount of the Related-Party Convertible Notes plus accrued but unpaid interest is convertible at the option of the holder into common stock of the Company. The number of shares into which the Related-Party Convertible Notes are convertible shall be calculated by dividing the outstanding principal and accrued but unpaid interest by $0.50 (the “Conversion Price”).

In conjunction with the issuance of the Related-Party Convertible Notes, the Company issued an aggregate of 149,996 warrants to the note holders to purchase common stock of the Company. The warrants have an exercise price of $0.50 per share and may be exercised at any time from November 14, 2008 until November 14, 2013.

The Company, in 2008, initially recorded the convertible notes net of a discount equal to the fair value allocated to the warrants of approximately $13,000. The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of 5 years, a risk free interest rate of 2.53%, a dividend yield of 0%, and volatility of 96%. The convertible notes also contained a beneficial conversion feature, resulting in an additional debt discount of $12,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company has accreted the beneficial conversion feature over the life of the Related-Party Convertible Notes.

The Company did not repay the Related-Party Convertible Notes on the due date. In August 2009, the Company received from the Related-Party Convertible Note holders a waiver of default and extension of the Maturity Date to January 31, 2010. As consideration for the waiver and note extension, the Company issued to the Related-Party Convertible Note holders warrants to purchase an aggregate of 150,000 shares of the Company’s common stock. The warrants have an exercise price of $0.50 per share and expire on August 25, 2014.

The Company did not repay the notes on January 31, 2010. During the year ended December 31, 2012, the Company repaid $45,000 in principal to certain holders of the Related-Party Convertible Notes. On January 21, 2013, the holders of the Related-Party Convertible Notes agreed to extend the due date on their respective convertible notes to be due and payable no later than June 30, 2014 however, the Related-Party Convertible Notes will be callable at any time, at the option of the note holder, prior to June 30, 2014.

Line of Credit

In March 2013, the Company entered into a new unsecured line of credit agreement with available borrowing of up to $2,500,000. The credit line was extended by an existing shareholder and member of our Board of Directors. Borrowings under the credit facility bear interest of 8% per annum and are due in March 2015. At any time prior to the Maturity Date, the holder shall have the right to convert the outstanding balance owed into shares of the Company’s common stock by dividing the outstanding balance by $0.95.

Advances under the credit facility are made at the Company’s request. The line of credit shall terminate, and no further advances shall be made, upon the earlier of the Maturity Date or such date that the Company consummates a debt and/or equity financing resulting in net proceeds to the Company of at least $2,500,000. In the event of such financing, the outstanding balance under the terms of this note shall be due and payable upon demand.

As additional consideration for the unsecured line of credit agreement, the Company issued to the holder a warrant exercisable for 1,052,632 shares of the Company’s common stock. The warrant has a term of two years from the date of issuance and an exercise price of $0.95 per share.

The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of two years, a risk free interest rate of 2.58%, a dividend yield of 0%, and volatility of 79%. The Company recorded the fair value of the warrants as a deferred financing fee of approximately $580,000 to be amortized over the life of the line of credit agreement.

The Company evaluated the line of credit agreement and determined that the instrument contains a contingent beneficial conversion feature, i.e. an embedded conversion right that enables the holder to obtain the underlying common stock at a price below market value. The beneficial conversion feature is contingent as the terms of the conversion do not permit the Company to compute the number of shares that the holder would receive if the contingent event occurs (i.e. future borrowings under the line of credit agreement). The Company has considered the accounting for this contingent beneficial conversion feature using the guidance in ASC 470, Debt. The guidance in ASC 470 states that a contingent beneficial conversion feature in an instrument shall not be recognized in earnings until the contingency is resolved. The beneficial conversion features of future borrowings under the line of credit agreement will be measured using the intrinsic value calculated at the date the contingency is resolved using the exercise price and trading value of the Company’s common stock at the date the line of credit agreement was issued (commitment date). Such amounts could range from $0 to approximately $474,000 depending on the amount borrowed by the Company under the line of credit agreement.

 As of March 31, 2013, no advances were made under the unsecured line of credit agreement.

	December 31, 2012	December 31, 2011
Notes payable to related parties:
7% convertible promissory notes. Face value of notes $65 and $110 at December 31, 2012 and 2011, respectively. Discount on notes is $0 at December 31, 2012 and 2011. Notes were due January 2010. In January 2013, the Company received an extension to June 30, 2014. Notes callable at any time at option of holder.	65	110
Total notes payable to related parties	65	110

Total notes payable	65	110
Less current portion	(65)	(110)
Long-term notes payable	$—	$—

7% Convertible Promissory Notes to Related Parties

          On November 14, 2008, the Company entered into a series of convertible promissory notes (the "Related-Party Convertible Notes"), in the principal aggregate amount of $110,000, with certain officers and members of the Company’s Board of Directors. The Related-Party Convertible Notes bear interest at 7.0% per annum and were due February 14, 2009. The principal amount of the Related-Party Convertible Notes plus accrued but unpaid interest is convertible at the option of the holder into common stock of the Company. The number of shares into which the Related-Party Convertible Notes are convertible shall be calculated by dividing the outstanding principal and accrued but unpaid interest by $0.50 (the “Conversion Price”).

          In conjunction with the issuance of the Related-Party Convertible Notes, the Company issued an aggregate of 149,996 warrants to the note holders to purchase common stock of the Company. The warrants have an exercise price of $0.50 per share and may be exercised at any time from November 14, 2008 until November 14, 2013.

          The Company, in 2008, initially recorded the convertible notes net of a discount equal to the fair value allocated to the warrants of approximately $13,000. The Company estimated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: term of 5 years, a risk free interest rate of 2.53%, a dividend yield of 0%, and volatility of 96%. The convertible notes also contained a beneficial conversion feature, resulting in an additional debt discount of $12,000. The beneficial conversion amount was measured using the accounting intrinsic value, i.e. the excess of the aggregate fair value of the common stock into which the debt is convertible over the proceeds allocated to the security. The Company has accreted the beneficial conversion feature over the life of the Related-Party Convertible Notes.

          The Company did not repay the Related-Party Convertible Notes on the due date. In August 2009, the Company received from the Related-Party Convertible Note holders a waiver of default and extension of the Maturity Date to to January 31, 2010. As consideration for the waiver and note extension, the Company issued to the Related-Party Convertible Note holders warrants to purchase an aggregate of 150,000 shares of the Company’s common stock. The warrants have an exercise price of $0.50 per share and expire on August 25, 2014.

          The Company did not repay the notes on January 31, 2010.  During the year ended December 31, 2012, the Company repaid $45,000 in principal to certain holders of the Related-Party Convertible Notes. On January 21, 2013, the holders of the Related-Party Convertible Notes agreed to extend the due date on their respective convertible notes to be due and payable not later than June 30, 2014 however, the Related-Party Convertible Notes will be callable at any time, at the option of the note holder, prior to June 30, 2014.